Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

Management’s opinion is that the accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and results of operations. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of results to be expected for the full year of 2026. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements thereto as of and for the years ended December 31, 2025.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of Directors, or to cast a majority of votes at the meeting of Directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the unaudited interim condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the unaudited interim condensed consolidated statements of income and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited interim condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s financial statements include, but not limited to, estimates for useful lives of intangible assets, impairment of long-lived assets, deferred taxes and uncertain tax position, and allowance for expected credit loss and revenue recognition. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed financial statements.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes it is in compliance with all applicable laws and regulations, including those related to its organization and structure as disclosed in Note 1. However, past performance is not indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying unaudited interim condensed financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company.

In the unaudited interim condensed consolidated financial statements, the financial information of the Company and other entities located outside of Singapore has been translated into SGD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed financial statements in this report:

	June 30, 2025	December 31, 2025	June 30, 2026
Period-end spot rate	SGD1.00 = USD0.7838	SGD1.00 = USD0.7727	SGD1.00 = USD0.7726
Average rate	SGD1.00 = USD0.7540	SGD1.00 = USD0.7627	SGD1.00 = USD0.7818

Convenience translation

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, unaudited interim condensed consolidated statements of changes in shareholders’ equity and unaudited interim condensed consolidated statements of cash flows from SGD into USD as of June 30, 2026 are solely for the convenience of the readers and are calculated at the rate of SGD 1.00 = USD 0.7726, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2026. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.
Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2025 and June 30, 2026, the Company made nil allowance for expected credit losses for accounts receivable.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2025 and June 30, 2026, no allowance was deemed necessary.

Revenue recognition

Revenue recognition

Effective January 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 606.

The five-step model defined by ASC Topic 606 requires the Company to:

(1)	identify its contracts with customers;

(2)	identify its performance obligations under those contracts;

(3)	determine the transaction prices of those contracts;

(4)	allocate the transaction prices to its performance obligations in those contracts; and

(5)	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company has utilized the allowable practical expedient in the accounting guidance and elected not to capitalize costs related to obtaining contracts with customers with durations of less than one year. We do not have significant remaining performance obligations.

The Company derives its revenues from digital marketing services.

1)	Digital marketing services

The Company generates revenue from internet marketing services by providing content promotion services aiming for attracting online traffic for advertisers which the Company views as customers, including marketing strategy customization, delivery channel selection, content delivery, content online promotion and other services. The customers continuously consumed economic benefits during the period when the company provided services, so the revenue is recognized over time during the contract period. Under this business model, the Company is the primary obligor and responsible for (i) identifying and contracting with third-party advertisers, and delivering the specified integrated internet marketing services to the advertisers; (ii) bearing certain risks of loss to the extent that the cost incurred for producing contents, formulating advertisement campaign and acquiring user traffic from online media platforms cannot be compensated by the total consideration received from the advertisers, which is similar to inventory risk; and (iii) performing all the billing and collection activities, including retaining credit risk. The Company assumes ownership of the specified service before it is delivered to the advertiser and acts as the principal of these arrangements and therefore recognizes revenue earned and costs incurred related to these transactions on a gross basis and revenue is recognized based upon the progress towards completion measured by the output of online promotion activities.

Cost of revenue	Cost of revenue Cost of revenue consists primarily of personnel costs (including base pay and benefits) and subcontracting cost.
Research and development

Research and development

Research and development expenses primarily include personnel costs (including base pay, bonuses, and benefits) and third party development costs. For the six months ended June 30, 2026, research and development expenses amounted to S$ 102,264 (US$79,011).

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, as well as labor costs. For the six months ended June 30, 2025 and 2026, the Company incurred nil and S$ 319,763 (US$ 247,055), respectively.

Employee compensation-Singapore

Employee compensation-Singapore

(1) Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(2) Employees leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly within the reporting period is recognized as a current liability.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s Chief Operating Decision Maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews results of operations by the revenue of different products or services. Due to the company’s disposal of BVI and its subsidiaries on  June 17, 2026, after the divestment, the company’s main business is limited to Digital marketing services. The Company concludes that it has only one reportable segment. As such, all financial segment information required by the authoritative guidance can be found in the consolidated financial statements.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited interim condensed consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the six months ended June 30, 2025 and 2026. The Company had no uncertain tax positions for the six months ended June 30, 2025 and 2026. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currencies.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. The weighted average number of ordinary shares was 462,054 for the six-month periods ended June 30, 2026 and for the year ended December 31, 2025.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from our customers. The Company establishes an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers

For the six months ended June 30, 2026, two customers each accounted for more than 10% of the Company’s total revenue, representing 67.08% and 32.92% of total revenue, respectively. For the six months ended June 30, 2025, no customer accounted for more than 10% of the Company’s total revenue.

As of June 30, 2026, one customer accounted for 99.99% of the Company’s total accounts receivable. As of December 31, 2025, no customer accounted for more than 10% of the Company’s total accounts receivable.

Concentration of vendors

For the six months ended June 30, 2026, two vendors each accounted for more than 10% of the Company’s total costs, representing 34.87% and 65.13% of total costs, respectively. For the six months ended June 30, 2025, no vendor accounted for more than 10% of the Company’s total purchases.

As of June 30, 2026, one vendor accounted for 100.00% of the Company’s total accounts payable. As of December 31, 2025, two vendors each accounted for more than 10% of the Company’s total accounts payable, representing 26% and 10% of total accounts payable, respectively.

Discontinued Operations

Discontinued Operations

The Company reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presented separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive (loss)/income, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to consolidated financial statements refers to the Company’s continuing operations. Refer to Note 3 for additional information.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating the impact of adopting this ASU on its financial statements

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating the impact of adopting this ASU on its financial statements

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with annual reporting period beginning after December 15, 2029, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its combined financial statements.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting this ASU on its financial statements

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating the impact of adopting this ASU on its financial statements

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.